UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05340

Name of Registrant:	Vanguard New Jersey Tax-Free Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	John E. Schadl, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2023—November 30, 2024

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

New Jersey Long-Term Tax-Exempt Fund Admiral™ Shares - VNJUX

New Jersey Long-Term Tax-Exempt Fund Investor Shares - VNJTX

Vanguard New Jersey Long-Term Tax-Exempt Fund

Admiral™ Shares (VNJUX)

Annual Shareholder Report | November 30, 2024

This annual shareholder report contains important information about Vanguard New Jersey Long-Term Tax-Exempt Fund (the "Fund") for the period of December 1, 2023, to November 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$9	0.09%

How did the Fund perform during the reporting period?

  For the 12 months ended November 30, 2024, the Fund outperformed its benchmark, the Bloomberg NJ Municipal Bond Index.

  At the national level, economic growth hovered around 3% on a year-over-year basis for the period, quelling recession fears. Consumer price inflation trended lower, falling below 3% in July, and the Federal Reserve began to cut short-term interest rates in September. The pivot in monetary policy contributed to strong gains for U.S. investment-grade bonds.

  New Jersey remains on a good credit trend, with revenue growth normalizing since the COVID-19 pandemic. After upgrades by credit rating agencies, reflecting the fiscal progress the state has made, state general obligation (GO) bond ratings have likely stabilized.

  An above-benchmark level of interest rate sensitivity helped the Fund outperform its benchmark as the Fed began its easing cycle. An overweight to lower-rated bonds also helped as their yield advantage versus higher-rated issues narrowed. The most value was added through security selection, particularly within GO bonds, school districts, transportation, and hospitals.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: November 30, 2014, Through November 30, 2024

Initial Investment of $50,000

	Admiral Shares	Bloomberg NJ Municipal Bond Index	Bloomberg Municipal Bond Index
2014	$50,000	$50,000	$50,000
2015	$50,620	$50,486	$50,615
2015	$49,784	$49,396	$50,356
2015	$50,081	$49,352	$50,774
2015	$51,127	$50,671	$51,549
2016	$52,496	$52,081	$52,613
2016	$53,620	$53,135	$53,312
2016	$55,067	$54,780	$54,266
2016	$51,720	$51,375	$51,436
2017	$52,815	$52,573	$52,747
2017	$54,442	$53,960	$54,090
2017	$55,716	$55,163	$54,745
2017	$55,932	$55,370	$54,308
2018	$55,572	$55,151	$54,067
2018	$56,508	$55,897	$54,692
2018	$56,972	$56,604	$55,013
2018	$56,812	$56,385	$54,921
2019	$58,322	$57,998	$56,299
2019	$60,851	$60,399	$58,195
2019	$62,844	$62,448	$59,809
2019	$62,542	$62,124	$59,585
2020	$65,171	$64,579	$61,625
2020	$61,662	$60,318	$60,510
2020	$64,448	$63,977	$61,745
2020	$65,767	$65,011	$62,501
2021	$66,284	$65,800	$62,277
2021	$68,017	$67,193	$63,376
2021	$68,636	$68,049	$63,841
2021	$68,625	$67,768	$63,733
2022	$66,315	$65,501	$61,866
2022	$62,866	$62,331	$59,070
2022	$61,586	$61,876	$58,330
2022	$61,770	$61,757	$58,227
2023	$62,285	$62,533	$58,713
2023	$63,433	$63,456	$59,359
2023	$63,406	$63,617	$59,325
2023	$64,791	$65,092	$60,720
2024	$66,626	$66,477	$61,894
2024	$65,624	$65,439	$60,946
2024	$67,977	$67,654	$62,937
2024	$69,108	$68,518	$63,714

Average Annual Total Returns

	1 Year	5 Years	10 Years
Admiral Shares	6.66%	2.02%	3.29%
Bloomberg NJ Municipal Bond Index	5.26%	1.98%	3.20%
Bloomberg Municipal Bond Index	4.93%	1.35%	2.45%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Distribution by Stated Maturity % of Net Assets

(as of November 30, 2024)

Less than 1 Year	5.5%
1 to 3 Years	4.2%
3 to 5 Years	3.0%
5 to 10 Years	14.0%
10 to 20 Years	39.7%
20 to 30 Years	29.0%
Greater than 30 Years	3.2%
Other Assets and Liabilities—Net	1.4%

Fund Statistics

(as of November 30, 2024)

Fund Net Assets (in millions)	$2,602
Number of Portfolio Holdings	913
Portfolio Turnover Rate	41%
Total Investment Advisory Fees (in thousands)	$258

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR514

Vanguard New Jersey Long-Term Tax-Exempt Fund

Investor Shares (VNJTX)

Annual Shareholder Report | November 30, 2024

This annual shareholder report contains important information about Vanguard New Jersey Long-Term Tax-Exempt Fund (the "Fund") for the period of December 1, 2023, to November 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$18	0.17%

How did the Fund perform during the reporting period?

  For the 12 months ended November 30, 2024, the Fund outperformed its benchmark, the Bloomberg NJ Municipal Bond Index.

  At the national level, economic growth hovered around 3% on a year-over-year basis for the period, quelling recession fears. Consumer price inflation trended lower, falling below 3% in July, and the Federal Reserve began to cut short-term interest rates in September. The pivot in monetary policy contributed to strong gains for U.S. investment-grade bonds.

  New Jersey remains on a good credit trend, with revenue growth normalizing since the COVID-19 pandemic. After upgrades by credit rating agencies, reflecting the fiscal progress the state has made, state general obligation (GO) bond ratings have likely stabilized.

  An above-benchmark level of interest rate sensitivity helped the Fund outperform its benchmark as the Fed began its easing cycle. An overweight to lower-rated bonds also helped as their yield advantage versus higher-rated issues narrowed. The most value was added through security selection, particularly within GO bonds, school districts, transportation, and hospitals.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: November 30, 2014, Through November 30, 2024

Initial Investment of $10,000

	Investor Shares	Bloomberg NJ Municipal Bond Index	Bloomberg Municipal Bond Index
2014	$10,000	$10,000	$10,000
2015	$10,122	$10,097	$10,123
2015	$9,953	$9,879	$10,071
2015	$10,010	$9,871	$10,155
2015	$10,217	$10,134	$10,310
2016	$10,489	$10,416	$10,523
2016	$10,711	$10,627	$10,662
2016	$10,997	$10,956	$10,853
2016	$10,326	$10,275	$10,287
2017	$10,541	$10,515	$10,549
2017	$10,864	$10,792	$10,818
2017	$11,115	$11,033	$10,949
2017	$11,155	$11,074	$10,862
2018	$11,081	$11,030	$10,813
2018	$11,265	$11,179	$10,938
2018	$11,355	$11,321	$11,003
2018	$11,322	$11,277	$10,984
2019	$11,620	$11,600	$11,260
2019	$12,122	$12,080	$11,639
2019	$12,516	$12,490	$11,962
2019	$12,454	$12,425	$11,917
2020	$12,975	$12,916	$12,325
2020	$12,274	$12,064	$12,102
2020	$12,826	$12,795	$12,349
2020	$13,086	$13,002	$12,500
2021	$13,186	$13,160	$12,455
2021	$13,528	$13,439	$12,675
2021	$13,648	$13,610	$12,768
2021	$13,643	$13,554	$12,747
2022	$13,181	$13,100	$12,373
2022	$12,493	$12,466	$11,814
2022	$12,236	$12,375	$11,666
2022	$12,271	$12,351	$11,645
2023	$12,370	$12,507	$11,743
2023	$12,596	$12,691	$11,872
2023	$12,588	$12,723	$11,865
2023	$12,860	$13,018	$12,144
2024	$13,222	$13,295	$12,379
2024	$13,021	$13,088	$12,189
2024	$13,485	$13,531	$12,587
2024	$13,706	$13,704	$12,743

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Shares	6.58%	1.94%	3.20%
Bloomberg NJ Municipal Bond Index	5.26%	1.98%	3.20%
Bloomberg Municipal Bond Index	4.93%	1.35%	2.45%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Distribution by Stated Maturity % of Net Assets

(as of November 30, 2024)

Less than 1 Year	5.5%
1 to 3 Years	4.2%
3 to 5 Years	3.0%
5 to 10 Years	14.0%
10 to 20 Years	39.7%
20 to 30 Years	29.0%
Greater than 30 Years	3.2%
Other Assets and Liabilities—Net	1.4%

Fund Statistics

(as of November 30, 2024)

Fund Net Assets (in millions)	$2,602
Number of Portfolio Holdings	913
Portfolio Turnover Rate	41%
Total Investment Advisory Fees (in thousands)	$258

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR14

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

Includes fees billed in connection with services to the Registrant only.

	Fiscal Year Ended November 30, 2024	Fiscal Year Ended November 30, 2023
(a) Audit Fees.	$32,000	$29,000
(b) Audit-Related Fees.	0	0
(c) Tax Fees.	0	0
(d) All Other Fees.	0	0
Total.	$32,000	$29,000

(e)	(1) Pre-Approval Policies. The audit committee is responsible for pre-approving all audit and non-audit services provided by PwC to: (i) the Vanguard funds; and (ii) Vanguard, or any entity controlled by Vanguard that provides ongoing services to the Vanguard funds. All services provided to Vanguard entities by the independent auditor, whether or not they are subject to preapproval, must be disclosed to the audit committee. The audit committee chair may preapprove any permissible audit and non-audit services as long as any preapproval is brought to the attention of the full audit committee at the next scheduled meeting.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)             For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)           Aggregate Non-Audit Fees.

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

	Fiscal Year Ended November 30, 2024	Fiscal Year Ended November 30, 2023
Non-audit fees to the Registrant only, listed as (b) through (d) above.	$0	$0

Non-audit Fees to other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.
Audit-Related Fees.	$3,802,420	$3,295,934
Tax Fees.	$1,960,472	$1,678,928
All Other Fees.	$293,000	$25,000
Total.	$6,055,892	$4,999,862

(h)           For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the year ended November 30, 2024
Vanguard New Jersey Long-Term Tax-Exempt Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	25
Tax information	26

New Jersey Long-Term Tax-Exempt Fund
Financial Statements
Schedule of Investments
As of November 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (98.5%)
New Jersey (89.6%)
[1]	Atlantic City Board of Education GO	4.000%	4/1/26	200	202
[1]	Atlantic City Board of Education GO	4.000%	4/1/27	210	215
[1]	Atlantic City Board of Education GO	4.000%	4/1/28	230	238
[1]	Atlantic City Board of Education GO	4.000%	4/1/29	215	223
[1]	Atlantic City Board of Education GO	4.000%	4/1/30	170	176
[1]	Atlantic City Board of Education GO	4.000%	4/1/31	175	181
[1]	Atlantic City Board of Education GO	4.000%	4/1/32	175	180
[1]	Atlantic City Board of Education GO	4.000%	4/1/33	180	184
[1]	Atlantic City Board of Education GO	4.000%	4/1/34	150	153
[2]	Atlantic City NJ GO	5.000%	3/1/32	750	781
[2]	Atlantic City NJ GO	5.000%	3/1/37	4,420	4,578
[1]	Atlantic City NJ GO	5.000%	3/1/37	1,010	1,046
[2]	Atlantic City NJ GO	5.000%	3/1/42	710	731
[1]	Atlantic County Improvement Authority College & University Revenue (Atlantic City Campus Phase II Project)	5.000%	7/1/28	250	268
[1]	Atlantic County Improvement Authority College & University Revenue (Atlantic City Campus Phase II Project)	5.000%	7/1/29	200	218
[1]	Atlantic County Improvement Authority College & University Revenue (Atlantic City Campus Phase II Project)	5.000%	7/1/35	350	387
[1]	Atlantic County Improvement Authority College & University Revenue (Atlantic City Campus Phase II Project)	4.000%	7/1/36	275	284
[1]	Atlantic County Improvement Authority College & University Revenue (Atlantic City Campus Phase II Project)	4.000%	7/1/37	710	729
[1]	Atlantic County Improvement Authority College & University Revenue (Atlantic City Campus Phase II Project)	4.000%	7/1/38	350	358
[1]	Atlantic County Improvement Authority College & University Revenue (Atlantic City Campus Phase II Project)	4.000%	7/1/39	300	305
[1]	Atlantic County Improvement Authority College & University Revenue (Atlantic City Campus Phase II Project)	4.000%	7/1/40	600	609
[1]	Atlantic County Improvement Authority College & University Revenue (Atlantic City Campus Phase II Project)	4.000%	7/1/41	525	532
[1]	Atlantic County Improvement Authority College & University Revenue (Atlantic City Campus Phase II Project)	4.000%	7/1/47	1,180	1,180
[1]	Atlantic County Improvement Authority College & University Revenue (Atlantic City Campus Phase II Project)	4.000%	7/1/53	1,670	1,627
[1]	Atlantic County Improvement Authority Miscellaneous Revenue	5.000%	9/1/28	3,000	3,096
	Atlantic County NJ GO	2.000%	6/1/35	1,160	946
	Atlantic County NJ GO	2.000%	6/1/38	785	603
	Atlantic County NJ GO	2.000%	6/1/39	1,310	984
	Belleville Township NJ BAN GO	5.000%	7/8/25	5,000	5,043
	Bergen County NJ GO	3.000%	7/15/35	2,460	2,381
	Bergenfield Borough NJ BAN GO	4.250%	3/26/25	1,163	1,165
	Bergenfield Borough NJ GO	3.000%	8/1/40	1,645	1,532
	Bergenfield Borough NJ GO	3.000%	8/1/41	1,645	1,509
	Bergenfield Borough NJ GO	3.000%	8/1/42	1,645	1,495
	Bridgewater-Raritan Regional School District GO	3.000%	7/15/43	6,655	5,990
	Burlington County NJ GO	3.000%	5/1/33	1,745	1,703
	Burlington County NJ GO	3.000%	5/1/34	1,790	1,754
	Burlington Township NJ GO	4.125%	10/1/42	690	710
[3]	Camden County Improvement Authority Charter School Aid Revenue (Camden Preparatory High School Project)	4.000%	7/15/27	150	150
[3]	Camden County Improvement Authority Charter School Aid Revenue (Camden Preparatory High School Project)	5.000%	7/15/32	570	603
[3]	Camden County Improvement Authority Charter School Aid Revenue (Camden Preparatory High School Project)	5.000%	7/15/52	1,865	1,895
[3]	Camden County Improvement Authority Charter School Aid Revenue (Camden Preparatory High School Project)	5.000%	7/15/62	10,120	10,230
	Camden County Improvement Authority Charter School Aid Revenue (KIPP Cooper Norcross Academy - 2022 Project)	6.000%	6/15/52	1,325	1,430
	Camden County Improvement Authority Charter School Aid Revenue (KIPP Cooper Norcross Academy - 2022 Project)	6.000%	6/15/62	5,115	5,492
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Guaranteed Loan-Capital Program)	5.000%	1/15/32	515	538
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Guaranteed Loan-Capital Program)	5.000%	1/15/34	500	522
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Guaranteed Loan-Capital Program)	4.000%	1/15/36	80	81
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Guaranteed Loan-Capital Program)	4.000%	1/15/36	3,310	3,409
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Guaranteed Loan-Capital Program)	4.000%	1/15/38	715	724
	Camden County NJ GO	3.000%	3/1/33	550	537

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cape May NJ GO	3.000%	10/1/31	1,000	978
	Cape May NJ GO	2.375%	10/1/32	3,815	3,436
[1]	Carlstadt Borough NJ GO	2.000%	6/15/32	1,700	1,467
[4]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/36	500	569
[4]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/36	550	625
[4]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/37	1,020	1,155
[4]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/37	775	877
[4]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/38	2,500	2,819
[4]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/39	1,600	1,796
[4]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/39	660	741
[4]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/40	1,600	1,789
[4]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/40	910	1,017
[4]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/41	2,600	2,888
[4]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/41	1,920	2,133
[4]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/42	1,950	2,154
[4]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/42	2,420	2,673
[4]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/43	1,725	1,896
[4]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	4.000%	11/1/44	3,250	3,201
[4]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/44	2,000	2,189
[1]	Clifton Board of Education GO	2.000%	8/15/40	3,550	2,611
[1]	Clifton Board of Education GO	2.125%	8/15/42	1,850	1,332
[1]	Clifton Board of Education GO	2.125%	8/15/43	1,155	815
[1]	Clifton Board of Education GO	2.250%	8/15/45	7,940	5,546
	Dover NJ BAN GO	4.500%	1/23/25	5,000	5,006
	East Brunswick Township Board of Education GO	4.000%	5/15/33	350	367
	East Brunswick Township Board of Education GO	3.000%	5/15/37	620	578
	East Brunswick Township Board of Education GO	3.000%	5/15/38	500	464
	East Brunswick Township Board of Education GO	3.000%	5/15/39	730	677
	East Brunswick Township Board of Education GO	3.000%	5/15/40	755	694
[1]	East Orange NJ (East Orange Board Education Project) GO	5.000%	10/15/32	795	872
[1]	East Orange NJ (East Orange Board Education Project) GO	5.000%	10/15/33	610	668
[1]	East Orange NJ (East Orange Board Education Project) GO	3.000%	10/15/34	400	390
[1]	East Orange NJ (East Orange Board Education Project) GO	3.000%	10/15/35	400	389
[2]	East Rutherford Board of Education GO	2.250%	7/15/41	668	495
	Edgewater Borough NJ GO	1.000%	2/15/34	1,105	859
	Essex County Improvement Authority Charter School Aid Revenue	4.000%	6/15/30	165	169
	Essex County Improvement Authority Charter School Aid Revenue	4.000%	6/15/38	545	546
[3]	Essex County Improvement Authority Charter School Aid Revenue	5.000%	7/15/40	375	396
	Essex County Improvement Authority Charter School Aid Revenue	4.000%	6/15/46	815	783
	Essex County Improvement Authority Charter School Aid Revenue	4.000%	6/15/51	2,200	2,090
[3]	Essex County Improvement Authority Charter School Aid Revenue	5.000%	7/15/54	500	516
	Essex County Improvement Authority Charter School Aid Revenue	4.000%	6/15/56	10,805	10,129
[3]	Essex County Improvement Authority Charter School Aid Revenue	4.000%	8/1/60	1,000	896
[3]	Essex County Improvement Authority Charter School Aid Revenue	5.000%	7/15/64	775	794
[3]	Essex County Improvement Authority Charter School Aid Revenue (North Star Academy Charter School of Newark Inc. - 2020 Project)	4.000%	7/15/40	1,575	1,532
[3]	Essex County Improvement Authority Charter School Aid Revenue (North Star Academy Charter School of Newark Inc. - 2020 Project)	4.000%	7/15/60	3,850	3,449
	Essex County Improvement Authority Lease Revenue	4.000%	11/1/38	735	743
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue (CHF-Newark LLC - NJIT Student Housing Program)	5.000%	8/1/35	250	273
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue (CHF-Newark LLC - NJIT Student Housing Program)	4.000%	8/1/37	300	306
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue (CHF-Newark LLC - NJIT Student Housing Program)	4.000%	8/1/38	615	624
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue (CHF-Newark LLC - NJIT Student Housing Program)	4.000%	8/1/39	635	643
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue (CHF-Newark LLC - NJIT Student Housing Program)	4.000%	8/1/40	665	673
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue (CHF-Newark LLC - NJIT Student Housing Program)	4.000%	8/1/41	690	695
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue (CHF-Newark LLC - NJIT Student Housing Program)	4.000%	8/1/46	1,050	1,053
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue (CHF-Newark LLC - NJIT Student Housing Program)	4.000%	8/1/56	3,800	3,773
	Essex County NJ GO	2.000%	9/1/33	1,905	1,654
	Essex County NJ GO	3.000%	8/15/34	1,495	1,473
	Essex County NJ GO	3.000%	8/15/35	3,000	2,937
	Essex County NJ GO	3.000%	8/15/36	4,880	4,742
	Essex County NJ GO	2.000%	9/1/36	1,250	1,026
	Essex County NJ GO	2.000%	9/1/37	2,035	1,636

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Essex County NJ GO	2.000%	9/1/47	3,900	2,624
	Ewing Township Board of Education GO	4.000%	7/15/34	3,040	3,104
	Ewing Township Board of Education GO	4.000%	7/15/35	3,045	3,102
	Fanwood Borough NJ GO	4.250%	2/28/25	1,000	1,002
	Flemington Raritan Regional Board of Education GO	3.000%	9/1/39	1,950	1,803
	Fort Lee Borough NJ GO	2.000%	11/1/33	2,715	2,288
	Fort Lee Parking Authority Auto Parking Revenue	5.000%	9/15/46	5,500	5,731
[1]	Garden State Preservation Trust Appropriations Revenue	5.750%	11/1/28	4,150	4,429
[1]	Garden State Preservation Trust Recreational Revenue	0.000%	11/1/28	6,535	5,731
	Gloucester County Improvement Authority College & University Revenue (Rowan University Business and Engineering School Projects)	5.000%	7/1/44	930	936
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Fossil Park and Student Center Projects)	5.000%	7/1/33	275	303
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Fossil Park and Student Center Projects)	5.000%	7/1/34	350	384
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Fossil Park and Student Center Projects)	4.000%	7/1/38	1,750	1,790
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Fossil Park and Student Center Projects)	4.000%	7/1/39	1,340	1,368
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Fossil Park and Student Center Projects)	4.000%	7/1/40	650	662
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Fossil Park and Student Center Projects)	4.000%	7/1/51	2,500	2,500
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University General Capital Improvement Project)	5.000%	7/1/49	4,000	4,323
[1]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	11/1/30	1,200	1,248
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/36	725	807
	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	4.000%	7/1/37	725	750
	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	4.000%	7/1/38	640	659
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/38	1,150	1,273
	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	4.000%	7/1/39	575	590
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/39	650	716
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/40	1,250	1,373
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/41	1,150	1,260
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/42	700	766
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/43	1,000	1,092
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/44	1,000	1,089
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/54	3,500	3,761
	Gloucester Township NJ BAN GO	4.000%	7/23/25	5,000	5,023
[1]	Haddon Township NJ GO	2.000%	3/1/32	970	841
[2]	Harrison NJ GO	4.000%	3/1/38	330	335
	Hoboken NJ GO	3.000%	2/15/51	1,455	1,192
	Hoboken NJ GO	3.000%	2/15/52	1,455	1,183
	Howell Township NJ GO	2.000%	10/1/36	1,980	1,552
	Hudson County Improvement Authority Intergovernmental Agreement Revenue (Local Unit Loan Program)	4.500%	7/11/25	2,415	2,438
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue	5.000%	5/1/41	5,565	5,676
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue	5.250%	5/1/51	7,150	7,290
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/34	2,000	1,948
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/35	2,000	1,922
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/36	2,000	1,901
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/37	2,000	1,884
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/38	2,000	1,870
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/39	2,000	1,858
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	4.000%	10/1/41	4,500	4,590
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	4.000%	10/1/51	10,000	10,000
	Hudson County Improvement Authority Lease Revenue	5.000%	6/15/37	2,120	2,181
	Hudson County Improvement Authority Lease Revenue	5.000%	8/1/42	1,300	1,312
	Hudson County NJ GO	2.000%	11/15/34	1,775	1,453
	Hudson County NJ GO	2.000%	11/15/35	1,000	803
	Hudson County NJ GO	2.125%	11/15/36	1,920	1,537
	Hudson County NJ GO	2.125%	11/15/37	1,000	785
	Hudson County NJ GO	2.250%	11/15/38	1,520	1,191
	Hudson County NJ GO	2.375%	11/15/39	1,000	783

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hudson County NJ GO	2.375%	11/15/40	1,000	770
	Hudson County NJ GO	3.000%	11/15/41	1,700	1,514
[1]	Jersey City Board of Education GO	5.000%	8/15/38	350	398
[1]	Jersey City Board of Education GO	5.000%	8/15/39	450	509
[1]	Jersey City Board of Education GO	4.000%	8/15/40	650	670
[1]	Jersey City Board of Education GO	4.000%	8/15/41	500	514
[1]	Jersey City Board of Education GO	4.125%	8/15/42	875	906
[1]	Jersey City Board of Education GO	4.125%	8/15/43	625	643
[1]	Jersey City Board of Education GO	4.125%	8/15/44	1,150	1,181
[1]	Jersey City Municipal Utilities Authority Water Revenue	5.000%	10/15/49	2,000	2,214
[1]	Jersey City Municipal Utilities Authority Water Revenue	5.250%	10/15/54	1,455	1,628
	Jersey City Municipal Utilities Authority Water Revenue (New Jersey Water Project Notes)	5.000%	5/1/25	1,000	1,008
	Jersey City NJ GO	5.000%	11/1/31	510	539
	Jersey City NJ GO	5.000%	11/1/33	415	437
	Jersey City NJ GO	4.000%	11/1/34	2,000	2,031
	Jersey City NJ GO	4.000%	11/1/35	1,170	1,187
[2]	Jersey City NJ GO	4.000%	10/1/37	2,860	2,960
	Jersey City NJ GO	5.000%	11/1/37	1,000	1,044
	Jersey City NJ GO	3.000%	2/15/38	7,635	7,000
[2]	Jersey City NJ GO	4.125%	10/1/38	2,300	2,384
[2]	Jersey City NJ GO	4.375%	10/1/42	3,480	3,600
[2]	Jersey City NJ GO	4.375%	10/1/43	3,599	3,712
[1]	Kearny NJ GO	3.000%	2/1/30	1,680	1,664
[1]	Lakewood Township NJ GO	2.000%	11/1/32	1,610	1,380
[1]	Lenape Regional High School District GO	4.000%	1/1/41	3,750	3,847
[1]	Lenape Regional High School District GO	4.000%	1/1/42	2,795	2,859
[2]	Lindenwold Boro School District GO	3.000%	2/1/35	1,355	1,320
	Madison Borough Board of Education GO	1.000%	8/15/31	2,525	2,147
	Mercer County NJ GO	0.050%	2/15/32	5,000	3,759
[3]	Mercer County NJ GO TOB VRDO	3.200%	12/2/24	51,065	51,065
	Metuchen School District GO	4.000%	7/15/40	3,065	3,143
	Metuchen School District GO	4.000%	7/15/41	3,190	3,252
	Metuchen School District GO	4.000%	7/15/42	2,365	2,404
	Middlesex County Improvement Authority Auto Parking Revenue (New Brunswick Parking Deck Project)	4.000%	9/1/51	3,000	3,023
[5]	Middlesex County Improvement Authority Intergovernmental Agreement Revenue	5.000%	8/15/53	26,000	28,375
	Middlesex Monroe Township Board of Education GO, Prere.	5.000%	3/1/25	3,000	3,014
	Monmouth County Improvement Authority Intergovernmental Agreement Revenue	4.000%	7/15/34	1,800	1,819
	Monmouth County Improvement Authority Lease Revenue	4.000%	8/1/36	50	52
	Monmouth County NJ GO	5.000%	7/15/34	580	631
	Monmouth Regional High School District GO	3.000%	2/1/32	1,255	1,247
	Monmouth Regional High School District GO	3.000%	2/1/33	1,015	1,001
	Monroe Township NJ GO	5.000%	1/15/29	425	465
	Monroe Township NJ GO	5.000%	1/15/33	460	510
[2]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/30	2,000	2,065
[2]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/39	1,025	1,049
	New Jersey Building Authority Lease (Appropriation) Revenue, Prere.	4.000%	6/15/26	605	614
[6]	New Jersey Economic Development Authority Appropriations Revenue	5.250%	7/1/25	1,000	1,009
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/26	4,910	5,058
[6]	New Jersey Economic Development Authority Appropriations Revenue	5.250%	7/1/26	2,320	2,383
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/27	1,160	1,171
[2]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/27	4,000	4,173
[6]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/28	2,220	2,430
	New Jersey Economic Development Authority Appropriations Revenue	3.375%	7/1/30	275	266
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/15/30	1,000	1,026
[2]	New Jersey Economic Development Authority Appropriations Revenue	3.125%	7/1/31	2,115	2,083
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/32	2,570	2,576
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/33	8,165	8,311
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/34	5,825	5,767
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/36	3,405	3,462
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/37	700	711
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/46	3,160	3,176
	New Jersey Economic Development Authority Appropriations Revenue	4.625%	6/15/48	5,000	5,086
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/48	3,585	3,700
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/50	4,660	4,667
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/31	100	109
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/35	2,620	2,835
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/37	1,440	1,549

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/38	1,280	1,373
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/39	2,125	2,275
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	4.000%	6/15/44	9,495	9,530
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	4.000%	6/15/49	2,710	2,670
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/49	3,400	3,556
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	2,500	2,530
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	1,340	1,356
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	4.750%	12/15/26	4,970	5,173
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	12/15/26	5,060	5,292
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/26	2,500	2,639
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/26	5,475	5,780
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	12/15/28	6,790	7,401
[3]	New Jersey Economic Development Authority Charter School Aid Revenue (Beloved Commonwealth Charter School Inc. Project)	4.000%	6/15/29	1,030	1,030
[3]	New Jersey Economic Development Authority Charter School Aid Revenue (Beloved Commonwealth Charter School Inc. Project)	5.000%	6/15/39	825	831
[3]	New Jersey Economic Development Authority Charter School Aid Revenue (Beloved Commonwealth Charter School Inc. Project)	5.000%	6/15/49	380	381
[3]	New Jersey Economic Development Authority Charter School Aid Revenue (Beloved Commonwealth Charter School Inc. Project)	5.000%	6/15/54	2,185	2,190
	New Jersey Economic Development Authority Charter School Aid Revenue (FDTN Academy Charter School Project)	4.000%	7/1/29	540	538
	New Jersey Economic Development Authority Charter School Aid Revenue (FDTN Academy Charter School Project)	5.000%	7/1/38	350	355
	New Jersey Economic Development Authority Charter School Aid Revenue (FDTN Academy Charter School Project)	5.000%	7/1/50	1,100	1,101
	New Jersey Economic Development Authority Charter School Aid Revenue (North Star Academy Charter School of Newark Inc. - 2020 Project)	5.000%	7/15/25	510	513
	New Jersey Economic Development Authority Charter School Aid Revenue (North Star Academy Charter School of Newark Inc. - 2020 Project)	5.000%	7/15/26	535	546
	New Jersey Economic Development Authority Charter School Aid Revenue (North Star Academy Charter School of Newark Inc. - 2020 Project)	5.000%	7/15/27	560	580
	New Jersey Economic Development Authority Charter School Aid Revenue (North Star Academy Charter School of Newark Inc. - 2020 Project)	4.000%	7/15/37	130	129
	New Jersey Economic Development Authority Charter School Aid Revenue (TEAM Academy Charter School Project)	5.000%	12/1/48	2,465	2,532
[1]	New Jersey Economic Development Authority College & University Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/30	650	676
[1]	New Jersey Economic Development Authority College & University Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/37	1,470	1,517
[1]	New Jersey Economic Development Authority College & University Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/42	10,000	10,229
[3]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/27	5,000	5,311
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Bancroft Neurohealth Project)	5.000%	6/1/41	3,105	3,112
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Cranes Mill Project)	5.000%	1/1/49	5,000	4,854
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	5.250%	1/1/44	4,905	4,891
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/26	3,000	3,090
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/37	1,065	1,234
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/38	2,440	2,817
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/39	2,000	2,300
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.000%	11/1/25	260	262
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.125%	6/15/26	2,515	2,525
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	5.000%	11/1/31	345	375
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	5.000%	11/1/35	4,500	4,839
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	4.000%	11/1/37	4,400	4,452
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	4.000%	11/1/38	3,605	3,647
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	4.000%	11/1/39	4,150	4,195
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/30	600	631
[2]	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/37	2,385	2,494

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/42	5,000	5,173
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/42	1,030	1,066
	New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/15/27	8,455	8,940
	New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/15/27	3,000	3,172
	New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/15/27	1,800	1,903
	New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/35	2,290	2,431
	New Jersey Economic Development Authority Lease Revenue (State House Project)	4.500%	6/15/40	3,065	3,139
	New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/43	8,900	9,278
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/25	90	90
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/30	1,150	1,150
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/32	2,500	2,532
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/35	2,000	2,000
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/35	5,985	5,910
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/37	1,350	1,358
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/38	1,220	1,193
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/47	1,750	1,750
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/47	6,905	6,489
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/48	8,000	7,671
	New Jersey Economic Development Authority Miscellaneous Revenue (Seeing Eye Inc. 2017 Project)	5.000%	6/1/32	2,345	2,446
	New Jersey Economic Development Authority Municipal Rehabilitation Refunding Bonds Revenue	5.250%	4/1/27	6,000	6,316
	New Jersey Economic Development Authority Municipal Rehabilitation Refunding Bonds Revenue	5.250%	4/1/28	6,000	6,452
	New Jersey Educational Facilities Authority Appropriations Revenue	4.000%	9/1/25	130	131
[2]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	2,175	2,196
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	460	464
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	935	978
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	3,000	3,076
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	295	306
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	250	238
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/29	490	512
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/30	565	584
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/30	4,000	4,095
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/31	1,165	1,174
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/31	10,265	10,549
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/31	6,250	6,401
[2]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/31	2,150	2,217
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/32	285	288
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	1,000	1,054
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	2,845	2,957
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	3,000	3,161
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	2,305	2,366
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	2,890	2,957
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	420	452
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/33	390	393
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	2,500	2,617
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	2,340	2,429
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	430	433
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	95	97
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	2,475	2,530
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	680	729
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	1,825	1,915
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	1,485	1,587
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	2,500	2,613
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	2,340	2,424
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	850	856
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	1,475	1,513
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/35	81	81
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/35	1,130	1,203
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/35	1,485	1,536
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/35	2,100	2,154
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/36	1,175	982
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/36	1,800	1,816
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/36	775	759
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/36	4,975	5,206
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/36	3,285	3,486
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/37	2,350	1,927
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/37	1,100	1,163
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/37	1,340	1,348
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/37	930	963

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/38	1,980	2,084
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/38	750	835
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/39	2,000	1,568
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/39	600	611
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/39	1,050	1,100
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/40	2,000	1,534
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/40	1,000	1,015
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/40	2,670	2,578
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/40	1,230	1,238
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/41	3,025	2,269
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/41	850	861
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/41	2,000	2,277
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/42	515	372
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/42	750	759
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/42	2,080	2,124
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/42	3,000	3,410
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/43	4,000	4,565
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/43	2,155	2,433
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/44	1,400	1,574
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/45	12,640	13,095
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/45	440	415
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/47	6,100	5,597
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/47	850	853
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/47	2,845	2,183
[1]	New Jersey Educational Facilities Authority College & University Revenue	3.250%	7/1/49	1,400	1,238
	New Jersey Educational Facilities Authority College & University Revenue	3.000%	7/1/50	6,495	5,007
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/50	9,450	8,859
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/50	2,850	2,861
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/52	1,125	1,114
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	3/1/53	7,000	7,112
	New Jersey Educational Facilities Authority College & University Revenue	5.250%	3/1/54	12,000	13,626
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/28	275	291
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/29	400	430
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/30	280	305
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/31	275	302
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/32	250	276
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/33	275	303
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	3.000%	7/1/34	350	344
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	3.000%	7/1/35	225	220
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	4.000%	7/1/36	375	383
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	3.000%	7/1/37	820	796
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	4.000%	7/1/38	300	304
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	3.000%	7/1/39	770	724
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	3.000%	7/1/40	275	255
	New Jersey Educational Facilities Authority College & University Revenue, Prere.	4.000%	7/1/26	10	10
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/39	2,810	3,118
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/40	2,000	2,209
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/41	1,750	1,925
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/42	1,140	1,249
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/43	1,250	1,365
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	4.625%	9/1/48	2,120	2,217
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.250%	9/1/53	2,230	2,428
	New Jersey GO	4.000%	6/1/31	10,000	10,691
	New Jersey GO	2.000%	6/1/32	3,400	2,959
	New Jersey GO	3.000%	6/1/32	11,150	11,028
	New Jersey GO	2.000%	6/1/33	1,500	1,281
	New Jersey GO	2.000%	6/1/34	2,500	2,094
	New Jersey GO	2.250%	6/1/34	2,785	2,417
	New Jersey GO	2.000%	6/1/35	1,500	1,231
	New Jersey GO	2.000%	6/1/36	1,500	1,206
	New Jersey GO	2.000%	6/1/37	1,500	1,182
	New Jersey GO	5.000%	6/1/41	5,000	5,234
	New Jersey GO	5.000%	6/1/42	4,500	4,706
	New Jersey GO, Prere.	5.000%	6/1/25	2,760	2,786
	New Jersey GO, Prere.	5.000%	6/1/27	4,000	4,216
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transformation Program)	5.000%	10/1/28	1,225	1,305
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transformation Program)	5.000%	10/1/38	2,035	2,126
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	55	55

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,100	2,123
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,860	2,921
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.250%	7/1/29	465	466
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	2,940	3,002
[1]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,950	1,971
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	2,200	2,245
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,540	1,670
[1]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,850	1,870
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/31	500	504
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,310	2,356
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	300	313
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,055	2,115
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,445	2,557
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/32	1,695	1,609
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,455	2,646
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.125%	7/1/33	3,620	3,306
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,220	1,249
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	5,080	5,220
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	3,305	3,561
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,340	2,406
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,500	1,597
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	2,370	2,317
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,725	2,788
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,040	2,195
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,190	2,251
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,500	1,593
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	1,000	1,027
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	750	785
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	6,925	7,218
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	2,500	2,597
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,500	1,589
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	2.000%	7/1/36	2,000	1,661
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	3,750	3,840
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	1,000	1,040
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,365	2,453
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,500	1,584
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	4,670	4,766
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	6,755	7,024
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	3,600	3,731
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,645	1,731
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/38	1,130	1,062
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	4,360	4,432
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	1,380	1,426
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	2,500	2,595
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/39	1,030	959
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	3,955	4,003
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	7,000	7,196
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	13,000	13,467
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	6,990	7,150
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/40	3,240	2,992
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	4,075	4,167
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	8,000	8,019
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/41	2,625	2,379
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	12,500	12,546
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	1,000	1,010
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	1,000	1,012
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	2,580	2,652
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	6,000	6,733
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/43	2,000	2,277
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	10,390	10,377
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/44	2,000	2,275
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	9,135	9,154
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	2.375%	7/1/46	2,500	1,715
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/46	6,480	5,384
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	2,640	2,681
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/47	9,675	9,545
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/47	5,395	5,058
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	17,965	16,610
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/49	10,400	8,356
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/49	9,000	10,082

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	2.625%	7/1/51	3,235	2,216
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/51	8,175	6,664
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/51	13,130	10,468
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/51	15,730	15,734
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/52	3,280	2,996
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/52	5,000	5,111
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.125%	7/1/54	15,875	15,885
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.250%	7/1/54	3,185	3,274
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/54	3,000	3,338
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/54	15,000	16,615
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/57	5,000	5,105
[7]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	2.600%	12/2/24	4,640	4,640
[7]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	2.600%	12/2/24	3,920	3,920
[7]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	2.500%	12/5/24	1,400	1,400
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/1/26	65	67
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	1,165	1,200
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	800	824
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	1,000	1,029
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	2,875	2,959
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	2,745	2,825
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.600%	5/1/26	5,750	5,760
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	1.875%	4/1/31	2,230	1,956
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	10/1/34	6,355	6,311
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.750%	10/1/35	8,965	8,966
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.250%	11/1/36	1,150	958
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.250%	10/1/37	2,965	3,012
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.875%	11/1/38	1,500	1,508
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.850%	10/1/39	4,830	4,841
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.250%	10/1/40	2,030	1,566
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.300%	11/1/40	2,150	1,673
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.450%	11/1/41	1,000	785
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.500%	10/1/42	10,860	10,991
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.950%	11/1/43	1,100	1,096
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.550%	10/1/44	4,710	4,859
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.400%	10/1/45	800	591
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.450%	11/1/45	1,000	724
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.750%	11/1/45	1,000	932
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.300%	10/1/46	3,825	2,704
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.600%	10/1/46	3,525	3,567
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.650%	11/1/46	1,000	747
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.100%	11/1/47	675	663
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.000%	11/1/48	825	800
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.000%	4/1/49	2,200	2,106
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.050%	11/1/49	865	694
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.700%	10/1/50	5,750	5,855
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.750%	10/1/50	11,655	11,882
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.550%	11/1/50	1,000	694
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/51	13,185	13,126
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.700%	11/1/51	1,000	724
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.400%	4/1/52	4,895	3,312
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/52	2,505	2,445
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/53	11,520	11,950
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.100%	11/1/53	500	484
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	6.000%	10/1/55	6,000	6,559
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.625%	11/1/56	1,000	663
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.750%	11/1/56	1,000	707
[8]	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.250%	12/20/65	5,100	5,373
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue (New Center City Project)	5.000%	6/1/25	4,000	4,028
[8]	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue PUT	4.080%	12/1/25	2,665	2,681
	New Jersey Infrastructure Bank Intergovernmental Agreement Revenue	5.000%	9/1/44	800	907
	New Jersey Infrastructure Bank Intergovernmental Agreement Revenue	2.125%	9/1/46	1,720	1,137
	New Jersey Infrastructure Bank Intergovernmental Agreement Revenue	5.000%	9/1/46	2,000	2,255
	New Jersey Infrastructure Bank Intergovernmental Agreement Revenue	5.000%	9/1/49	2,065	2,314
	New Jersey Infrastructure Bank Intergovernmental Agreement Revenue	2.250%	9/1/51	2,500	1,583
	New Jersey Infrastructure Bank Intergovernmental Agreement Revenue	5.000%	9/1/52	2,230	2,443
	New Jersey Infrastructure Bank Lease Revenue	2.000%	9/1/40	2,705	1,962
	New Jersey Infrastructure Bank Lease Revenue	2.000%	9/1/46	6,655	4,282
	New Jersey Infrastructure Bank Lease Revenue	2.250%	9/1/50	5,530	3,544
	New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/31	925	1,004

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/33	330	358
	New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/40	6,605	6,654
	New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/45	8,975	9,030
	New Jersey Rutgers State University College & University Revenue VRDO	3.270%	12/2/24	120	120
[9]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	2,995	2,805
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	6,020	5,637
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	4,075	4,190
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	7,480	7,691
[9]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	565	494
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	4,705	4,117
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	755	663
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	5,805	5,966
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	1,270	1,305
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	5,060	4,299
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	4,000	4,108
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	10,550	10,836
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.100%	6/15/31	1,335	1,350
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	10,430	10,704
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/31	2,025	2,088
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/32	2,500	2,505
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	6/15/32	100	100
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/32	10,105	7,715
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/32	870	659
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/32	1,000	1,092
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/33	12,240	13,052
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/33	1,000	1,088
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/34	285	202
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/34	3,250	3,450
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/36	875	562
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/36	6,775	4,355
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/37	8,335	5,128
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/37	2,700	1,661
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/37	2,610	2,644
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/38	8,370	4,927
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/38	1,250	746
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	12/15/38	3,485	3,576
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/39	2,195	2,349
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/40	1,800	1,821
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/40	5,180	2,765
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/41	3,000	3,023
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	6/15/44	6,000	6,148
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/31	1,000	1,075
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/39	5,390	5,455
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/41	6,600	6,640
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/42	3,000	3,013
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/46	16,320	16,196
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	3.000%	6/15/50	14,000	11,420
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/50	8,150	8,033
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/50	8,365	9,231
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program), Prere.	5.500%	12/15/32	1,000	1,191
[9]	New Jersey Transportation Trust Fund Authority Appropriations Revenue, ETM	0.000%	12/15/24	1,215	1,213
	New Jersey Transportation Trust Fund Authority Appropriations Revenue, ETM	0.000%	12/15/24	710	709
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/36	2,000	2,036
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/38	3,000	3,026
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.250%	6/15/39	2,495	2,334
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/44	2,715	2,718
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/44	7,660	7,996
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/45	12,755	12,719
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/45	7,945	8,468
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.500%	6/15/46	13,145	12,072
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.000%	6/15/50	16,780	13,688
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/50	785	830
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue, Prere.	5.000%	12/15/30	215	242
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/32	4,000	4,545
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/36	2,500	2,873
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/37	8,000	9,156
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	4.250%	6/15/40	7,980	8,311
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/40	6,000	6,785
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.250%	6/15/41	4,000	4,588
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	4.000%	6/15/42	5,000	5,029

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/42	10,000	11,189
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/38	12,000	7,064
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/39	4,080	2,296
[3,7,9]	New Jersey Transportation Trust Fund Authority Revenue TOB VRDO	2.960%	12/5/24	8,567	8,567
[4,9]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/24	100	100
[9,10]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/26	825	775
[2]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/38	175	104
[3,7]	New Jersey Transportation Trust Fund Authority Transportation Program General Fund Revenue TOB VRDO	3.010%	12/6/24	15,900	15,900
[1]	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/26	2,600	2,636
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	2,600	2,767
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	150	159
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	145	145
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	3,100	3,294
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	30	32
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	1,250	1,326
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/34	5,000	5,117
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/35	2,000	2,042
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/35	1,670	1,805
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/36	650	662
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/36	3,890	4,100
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/37	1,945	2,045
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/40	2,650	2,722
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/40	8,500	8,872
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/42	14,360	14,537
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/42	5,000	5,075
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/42	10,000	11,225
	New Jersey Turnpike Authority Highway Revenue	4.250%	1/1/43	8,000	8,218
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/43	15,000	16,785
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/44	2,000	2,231
[2]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/45	965	966
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/45	22,500	25,047
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/46	5,000	5,511
	New Jersey Turnpike Authority Highway Revenue	4.500%	1/1/48	7,555	7,884
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/48	2,010	2,117
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/51	14,000	14,033
	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/52	6,000	6,674
	New Jersey Turnpike Authority Highway Revenue	4.125%	1/1/54	10,000	10,132
	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/54	12,000	13,412
	New Milford Borough NJ GO	2.000%	4/1/32	270	235
[2]	Newark Board of Education GO	5.000%	7/15/31	500	561
[2]	Newark Board of Education GO	5.000%	7/15/32	875	980
[2]	Newark Board of Education GO	5.000%	7/15/33	520	582
[2]	Newark Board of Education GO	4.000%	7/15/35	500	519
[2]	Newark Board of Education GO	4.000%	7/15/36	475	490
[2]	Newark Board of Education GO	4.000%	7/15/37	450	463
[2]	Newark Board of Education GO	3.000%	7/15/38	1,350	1,216
[2]	Newark Board of Education GO	3.000%	7/15/39	1,550	1,379
[2]	Newark Board of Education GO	3.000%	7/15/40	3,025	2,658
[2]	Newark Board of Education GO	3.000%	7/15/41	3,855	3,342
[2]	Newark Board of Education GO	3.000%	7/15/42	800	686
[6]	Newark Housing Authority Intergovernmental Agreement Revenue (ADDL-Newark Redevelopment Project)	5.000%	1/1/32	5,500	5,904
	Newark Housing Authority Intergovernmental Agreement Revenue (ADDL-Newark Redevelopment Project)	4.000%	1/1/37	8,600	8,685
[1]	Newark NJ Mass Transit Access Tax Miscellaneous Taxes Revenue	5.375%	11/15/52	3,920	4,419
[1]	Newark NJ Mass Transit Access Tax Miscellaneous Taxes Revenue	6.000%	11/15/62	9,370	10,879
[1]	Newark Parking Authority Lease (Non-Terminable) (Office Facility/Office Project) Revenue	5.250%	2/1/43	1,075	1,147
[1]	Newark Parking Authority Lease (Non-Terminable) (Office Facility/Office Project) Revenue	5.500%	2/1/51	1,600	1,706
[1]	North Bergen Township Board of Education GO	4.000%	7/15/41	910	933
	North Brunswick Township Board of Education GO	3.250%	8/15/31	395	395
	North Brunswick Township Board of Education GO	3.375%	8/15/37	1,695	1,683
[1]	North Hudson Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/37	1,485	1,722
[1]	North Hudson Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/38	1,000	1,160
[1]	North Hudson Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/39	1,100	1,273
[1]	North Hudson Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/40	1,100	1,272
[1]	North Hudson Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/41	1,000	1,156
[1]	North Hudson Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/42	1,045	1,207
	Ocean City NJ GO	2.250%	9/15/32	2,370	2,109
	Ocean City NJ GO	3.000%	10/15/37	4,380	4,124
	Ocean City NJ GO	2.000%	10/15/38	4,380	3,526
	Ocean County NJ GO	4.375%	11/1/41	3,405	3,672
	Ocean County NJ GO	4.375%	11/1/42	3,555	3,810

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Orange Township NJ BAN GO	4.750%	5/29/25	2,000	2,015
	Parsippany-Troy Hills Township NJ GO	4.000%	11/1/41	1,750	1,796
	Parsippany-Troy Hills Township NJ GO	4.000%	11/1/42	1,750	1,792
	Parsippany-Troy Hills Township NJ GO	4.000%	11/1/43	1,680	1,709
	Passaic County Improvement Authority Auto Parking Revenue	5.000%	5/1/42	2,500	2,598
	Passaic County Improvement Authority Charter School Aid Revenue (Paterson Arts and Science Charter School Project)	4.250%	7/1/33	570	582
	Passaic County Improvement Authority Charter School Aid Revenue (Paterson Arts and Science Charter School Project)	5.250%	7/1/43	1,340	1,412
	Passaic County Improvement Authority Charter School Aid Revenue (Paterson Arts and Science Charter School Project)	5.375%	7/1/53	1,000	1,044
	Passaic County Improvement Authority Charter School Aid Revenue (Paterson Arts and Science Charter School Project)	5.500%	7/1/58	1,000	1,048
	Passaic County Improvement Authority Lease (Non-Terminable) Revenue (DPW Building Project)	5.000%	5/1/33	720	726
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	4.000%	8/15/33	110	116
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	4.000%	8/15/34	125	131
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	3.000%	8/15/36	145	136
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	3.000%	8/15/37	150	138
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	3.000%	8/15/44	755	648
	Passaic County Improvement Authority Miscellaneous Revenue (Guaranteed-City Paterson Project)	5.000%	6/15/35	1,200	1,253
	Passaic County NJ GO	3.000%	5/1/32	540	540
	Passaic County NJ GO	1.000%	12/1/35	1,675	1,234
[1]	Passaic Valley Sewerage Commission Sewer Revenue	3.000%	12/1/35	1,615	1,534
[1]	Passaic Valley Sewerage Commission Sewer Revenue	3.000%	12/1/36	1,495	1,403
[1]	Passaic Valley Sewerage Commission Sewer Revenue	3.000%	12/1/37	1,935	1,789
[1]	Passaic Valley Sewerage Commission Sewer Revenue	3.000%	12/1/38	970	884
[1]	Passaic Valley Sewerage Commission Sewer Revenue	3.000%	12/1/39	500	451
[1]	Passaic Valley Water Commission Water Revenue	5.000%	12/1/41	360	402
[1]	Passaic Valley Water Commission Water Revenue	5.000%	12/1/43	800	887
[2]	Perth Amboy NJ GO	5.000%	3/15/29	690	753
[2]	Perth Amboy NJ GO	5.000%	3/15/30	600	666
[2]	Perth Amboy NJ GO	5.000%	3/15/31	750	845
	Plumsted Township NJ BAN GO	4.875%	1/22/25	1,296	1,298
	Rancocas Valley Regional High School District GO	3.000%	3/15/39	1,300	1,208
	Rancocas Valley Regional High School District GO	3.000%	3/15/40	1,300	1,196
	Saddle Brook Township NJ GO	2.125%	2/15/33	500	429
	Saddle Brook Township NJ GO	2.250%	2/15/34	500	427
[2]	Salem County NJ GO	3.000%	6/15/33	270	260
	Salem County NJ GO	2.000%	6/15/36	1,680	1,328
	Salem County NJ GO	2.000%	6/15/37	1,835	1,420
[2]	Sayreville Borough NJ GO	4.000%	1/15/42	2,160	2,214
	Somerville Borough NJ BAN GO	4.000%	1/28/25	2,500	2,502
	South Jersey Port Corp. Port, Airport & Marina Revenue	5.000%	1/1/34	1,915	1,946
	South Jersey Port Corp. Port, Airport & Marina Revenue	5.000%	1/1/39	2,910	2,949
	South Jersey Port Corp. Port, Airport & Marina Revenue	5.000%	1/1/49	2,450	2,511
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/28	200	214
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/28	1,140	1,219
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/29	500	542
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/30	450	450
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/30	500	541
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/31	500	540
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/32	750	751
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/32	500	539
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/33	500	538
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/39	2,870	2,871
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/39	1,000	1,079
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/40	2,125	2,124
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/40	1,250	1,345
[2]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/41	3,250	3,504
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/41	1,750	1,877
	South Jersey Transportation Authority Highway Revenue	4.500%	11/1/42	2,000	2,050
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/45	8,975	9,385
[2]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/45	3,525	3,768
	South Jersey Transportation Authority Highway Revenue	4.625%	11/1/47	2,635	2,697
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/50	12,235	12,074
[2]	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/50	3,265	3,276
	South Jersey Transportation Authority Highway Revenue	5.250%	11/1/52	5,300	5,728
[2]	South Jersey Transportation Authority Highway Revenue	5.250%	11/1/52	3,650	3,983
	South Orange & Maplewood School District GO	2.000%	11/1/31	215	188
	South Orange & Maplewood School District GO	2.000%	8/15/32	115	100

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	South Orange & Maplewood School District GO	2.000%	8/15/34	205	170
	South Orange & Maplewood School District GO	2.250%	11/1/37	1,120	905
	South Orange & Maplewood School District GO	3.000%	8/15/38	1,125	1,043
	South Orange & Maplewood School District GO	2.250%	11/1/38	1,000	794
[2]	South Orange & Maplewood School District GO	2.500%	11/1/39	1,955	1,584
	South Orange & Maplewood School District GO	2.000%	8/15/40	1,550	1,131
	South Orange & Maplewood School District GO	2.125%	8/15/41	1,525	1,111
	South Orange & Maplewood School District GO	2.500%	11/1/42	3,100	2,382
	Southampton Township NJ BAN GO	4.500%	3/19/25	1,195	1,199
	Springfield Township School District GO	4.000%	5/1/40	885	909
	Sussex County Municipal Utilities Authority Resource Recovery Revenue (Landfill Expansion Project)	3.000%	12/1/41	1,100	1,006
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/28	2,310	2,441
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/29	1,500	1,584
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/30	1,535	1,618
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/31	3,750	3,941
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,850	2,989
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/33	2,750	2,880
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/35	2,920	3,047
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/36	2,000	2,083
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/37	3,100	3,107
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/37	6,800	7,068
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/46	15,080	15,385
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/46	6,810	6,842
	Toms River Board of Education GO	3.000%	7/15/36	1,815	1,711
	Toms River Board of Education GO	3.000%	7/15/37	1,825	1,713
	Township of Little Egg Harbor NJ BAN GO	4.000%	1/22/25	2,370	2,371
	Trenton NJ GO	4.500%	5/29/25	3,195	3,213
	Union County Improvement Authority Lease (Non-Terminable) Revenue (Union County Administration Complex Project)	4.125%	4/15/54	2,500	2,544
	Union County NJ GO	4.000%	3/1/32	3,000	3,155
	Union Township NJ/Union County GO	1.000%	8/1/32	1,094	874
	Vineland NJ GO	4.000%	11/1/40	2,600	2,665
	Vineland NJ GO	4.000%	11/1/41	2,600	2,655
	Vineland NJ GO	4.000%	11/1/42	2,300	2,342
	Washington NJ Board of Education GO	4.000%	8/15/42	1,140	1,162
	West Deptford Township NJ GO	3.000%	2/15/32	640	623
	West Windsor-Plainsboro NJ Regional School District GO	2.375%	8/1/36	3,325	2,819
	Wildwood NJ BAN GO	4.500%	12/13/24	2,780	2,781
	Willingboro Township NJ GO	2.125%	9/1/33	200	170
					2,331,862
Delaware (0.9%)
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/34	170	192
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/35	1,000	952
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/36	1,000	937
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/36	170	191
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/36	300	337
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/37	1,000	917
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/37	350	392
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/37	170	190
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/38	1,000	900
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/38	170	189
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/38	600	685
	Delaware River & Bay Authority Highway Revenue	4.000%	1/1/39	1,000	1,027
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/39	150	166
	Delaware River & Bay Authority Highway Revenue	4.000%	1/1/40	700	716
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/40	170	188
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/40	500	565
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/40	650	735
	Delaware River & Bay Authority Highway Revenue	4.000%	1/1/41	450	460
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/41	185	204
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/41	1,440	1,620
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/41	750	844
	Delaware River & Bay Authority Highway Revenue	4.000%	1/1/42	750	764
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/42	170	187
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/42	1,500	1,681
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/42	1,000	1,121
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/43	1,500	1,675
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/43	750	837
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/44	1,745	1,942

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/44	700	779
	Delaware River & Bay Authority Highway Revenue	4.000%	1/1/46	1,000	1,009
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/49	1,000	1,102
					23,504
Guam (0.1%)
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/36	250	277
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/36	200	201
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	1,750	1,710
					2,188
New York (4.0%)
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.375%	3/1/28	650	684
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.000%	12/1/31	5,000	5,016
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/36	5,560	6,022
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/37	3,140	3,247
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/38	1,310	1,350
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/38	3,800	4,001
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/39	1,000	1,025
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/39	3,560	3,620
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/39	2,695	2,900
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/39	1,380	1,581
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/40	3,150	3,216
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/40	935	953
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/40	500	574
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/40	1,000	1,139
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/41	1,520	1,737
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/41	1,000	1,134
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/42	4,000	4,498
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/42	240	273
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/43	1,730	1,931
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/43	1,000	1,129
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/44	1,215	1,362
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/46	2,500	2,506
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/48	3,315	3,626
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/49	2,000	2,203
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/49	8,000	7,983
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/52	5,000	5,427
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	8/1/52	2,000	2,203
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/53	8,000	8,713
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/53	3,000	3,267
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/54	2,000	2,192
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/54	4,500	4,936
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/56	2,500	2,674
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	11/15/57	10,405	10,879
					104,001
Ohio (0.1%)
[11]	Freddie Mac Pool	3.350%	6/1/38	4,234	3,885
Pennsylvania (2.4%)
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/33	2,250	2,358
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/33	135	147
[2]	Delaware River Joint Toll Bridge Commission Highway Revenue	4.000%	7/1/34	1,660	1,666
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/34	1,000	1,048
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/34	135	147
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/35	175	191
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/36	2,260	2,362
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/36	155	169
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/37	5,490	5,748
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/37	150	163
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/38	215	233
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/39	170	183
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/42	17,000	17,650
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/47	5,500	5,662
	Delaware River Port Authority Highway Revenue	5.000%	1/1/37	12,040	12,070
	Delaware River Port Authority Highway Revenue	5.000%	1/1/37	1,000	1,075
	Delaware River Port Authority Highway Revenue	5.000%	1/1/38	3,900	4,191
	Delaware River Port Authority Highway Revenue	5.000%	1/1/39	3,500	3,765
	Delaware River Port Authority Highway Revenue	5.000%	1/1/40	2,500	2,503
					61,331

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Puerto Rico (1.4%)
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	1,639	1,657
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	1,647	1,723
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	2,546	2,747
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	3,358	3,743
	Commonwealth of Puerto Rico GO	0.000%	7/1/33	680	470
	Commonwealth of Puerto Rico GO	4.000%	7/1/33	2,659	2,649
	Commonwealth of Puerto Rico GO	4.000%	7/1/35	788	779
	Commonwealth of Puerto Rico GO	4.000%	7/1/37	285	280
	Commonwealth of Puerto Rico GO	4.000%	7/1/41	1,610	1,549
	Commonwealth of Puerto Rico GO	4.000%	7/1/46	84	80
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/30	1,080	1,145
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	1,450	1,539
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	1,250	1,334
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/35	285	298
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/37	700	733
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/37	250	262
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/42	260	251
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	1,043	947
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	602	506
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	1,001	776
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/33	305	217
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	5,088	5,079
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	178	178
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.750%	7/1/53	1,435	1,436
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.784%	7/1/58	1,134	1,136
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.000%	7/1/58	4,303	4,320
					35,834
Total Tax-Exempt Municipal Bonds (Cost $2,570,951)					2,562,605
Taxable Municipal Bonds (0.1%)
Puerto Rico (0.1%)
	Commonwealth of Puerto Rico CVI	0.000%	11/1/43	2,739	1,691
	Commonwealth of Puerto Rico CVI	0.000%	11/1/51	980	625
Total Taxable Municipal Bonds (Cost $2,284)					2,316
Total Investments (98.6%) (Cost $2,573,235)					2,564,921
Other Assets and Liabilities—Net (1.4%)					37,372
Net Assets (100%)					2,602,293
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2024, the aggregate value was $111,298,000, representing 4.3% of net assets.
4	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
5	Securities with a value of $154,000 have been segregated as initial margin for open futures contracts.
6	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
7	Scheduled principal and interest payments are guaranteed by bank letter of credit.
8	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
9	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
10	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
11	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
BAN—Bond Anticipation Note.
CVI—Contingent Value Instruments.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

New Jersey Long-Term Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	March 2025	178	19,153	109

Short Futures Contracts
Ultra Long U.S. Treasury Bond	March 2025	(47)	(5,978)	(86)
				23

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund
Statement of Assets and Liabilities
As of November 30, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $2,573,235)	2,564,921
Investment in Vanguard	70
Cash	697
Receivables for Accrued Income	37,950
Receivables for Capital Shares Issued	1,337
Other Assets	102
Total Assets	2,605,077
Liabilities
Payables for Capital Shares Redeemed	569
Payables for Distributions	2,092
Payables to Vanguard	104
Variation Margin Payable—Futures Contracts	19
Total Liabilities	2,784
Net Assets	2,602,293
At November 30, 2024, net assets consisted of:

Paid-in Capital	2,649,485
Total Distributable Earnings (Loss)	(47,192)
Net Assets	2,602,293

Investor Shares—Net Assets
Applicable to 25,820,757 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	298,244
Net Asset Value Per Share—Investor Shares	$11.55

Admiral™ Shares—Net Assets
Applicable to 199,474,994 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,304,049
Net Asset Value Per Share—Admiral Shares	$11.55

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund
Statement of Operations

Year Ended November 30, 2024
($000)
Investment Income
Income
Interest	89,571
Total Income	89,571
Expenses
The Vanguard Group—Note B
Investment Advisory Services	258
Management and Administrative—Investor Shares	410
Management and Administrative—Admiral Shares	1,571
Marketing and Distribution—Investor Shares	19
Marketing and Distribution—Admiral Shares	107
Custodian Fees	12
Auditing Fees	32
Shareholders’ Reports and Proxy Fees—Investor Shares	15
Shareholders’ Reports and Proxy Fees—Admiral Shares	25
Trustees’ Fees and Expenses	2
Other Expenses	17
Total Expenses	2,468
Expenses Paid Indirectly	(12)
Net Expenses	2,456
Net Investment Income	87,115
Realized Net Gain (Loss)
Investment Securities Sold	(3,833)
Futures Contracts	688
Realized Net Gain (Loss)	(3,145)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	75,940
Futures Contracts	13
Change in Unrealized Appreciation (Depreciation)	75,953
Net Increase (Decrease) in Net Assets Resulting from Operations	159,923

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund
Statement of Changes in Net Assets

	Year Ended November 30,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	87,115	79,541
Realized Net Gain (Loss)	(3,145)	(22,374)
Change in Unrealized Appreciation (Depreciation)	75,953	50,441
Net Increase (Decrease) in Net Assets Resulting from Operations	159,923	107,608
Distributions
Investor Shares	(9,547)	(8,607)
Admiral Shares	(76,193)	(69,989)
Total Distributions	(85,740)	(78,596)
Capital Share Transactions
Investor Shares	22,163	14,454
Admiral Shares	135,908	79,712
Net Increase (Decrease) from Capital Share Transactions	158,071	94,166
Total Increase (Decrease)	232,254	123,178
Net Assets
Beginning of Period	2,370,039	2,246,861
End of Period	2,602,293	2,370,039

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended November 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$11.21	$11.06	$12.75	$12.66	$12.49
Investment Operations
Net Investment Income[1]	.393	.376	.345	.342	.375
Net Realized and Unrealized Gain (Loss) on Investments	.333	.146	(1.614)	.190	.242
Total from Investment Operations	.726	.522	(1.269)	.532	.617
Distributions
Dividends from Net Investment Income	(.386)	(.372)	(.344)	(.342)	(.375)
Distributions from Realized Capital Gains	—	—	(.077)	(.100)	(.072)
Total Distributions	(.386)	(.372)	(.421)	(.442)	(.447)
Net Asset Value, End of Period	$11.55	$11.21	$11.06	$12.75	$12.66
Total Return[2]	6.58%	4.81%	-10.06%	4.26%	5.07%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$298	$268	$250	$305	$281
Ratio of Total Expenses to Average Net Assets	0.17%[3]	0.17%[3]	0.17%[3]	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	3.44%	3.39%	2.99%	2.68%	3.04%
Portfolio Turnover Rate	41%	36%	38%	23%	31%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%.

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended November 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$11.21	$11.06	$12.75	$12.66	$12.49
Investment Operations
Net Investment Income[1]	.402	.385	.354	.353	.385
Net Realized and Unrealized Gain (Loss) on Investments	.333	.146	(1.614)	.189	.242
Total from Investment Operations	.735	.531	(1.260)	.542	.627
Distributions
Dividends from Net Investment Income	(.395)	(.381)	(.353)	(.352)	(.385)
Distributions from Realized Capital Gains	—	—	(.077)	(.100)	(.072)
Total Distributions	(.395)	(.381)	(.430)	(.452)	(.457)
Net Asset Value, End of Period	$11.55	$11.21	$11.06	$12.75	$12.66
Total Return[2]	6.66%	4.89%	-9.99%	4.34%	5.16%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,304	$2,102	$1,997	$2,453	$2,268
Ratio of Total Expenses to Average Net Assets	0.09%[3]	0.09%[3]	0.09%[3]	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	3.52%	3.47%	3.07%	2.76%	3.12%
Portfolio Turnover Rate	41%	36%	38%	23%	31%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund
Notes to Financial Statements
Vanguard New Jersey Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended November 30, 2024, the fund’s average investments in long and short futures contracts represented 1% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended November 30, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

New Jersey Long-Term Tax-Exempt Fund
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At November 30, 2024, the fund had contributed to Vanguard capital in the amount of $70,000, representing less than 0.01% of the fund’s net assets and 0.03% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended November 30, 2024, custodian fee offset arrangements reduced the fund’s expenses by $12,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	2,562,605	—	2,562,605
Taxable Municipal Bonds	—	2,316	—	2,316
Total	—	2,564,921	—	2,564,921
Derivative Financial Instruments
Assets
Futures Contracts[1]	109	—	—	109
Liabilities
Futures Contracts[1]	(86)	—	—	(86)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for amortization were reclassified between the individual components of total distributable earnings (loss).
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; the deferral of losses from straddles; the recognition of unrealized gains or losses from certain derivative contracts; the timing of payables for distributions; and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Tax-Exempt Income	2,211
Undistributed Ordinary Income	—
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	(7,030)
Capital Loss Carryforwards	(40,281)
Qualified Late-Year Losses	—
Other Temporary Differences	(2,092)
Total	(47,192)

New Jersey Long-Term Tax-Exempt Fund
The tax character of distributions paid was as follows:
	Year Ended November 30,
	2024 Amount ($000)	2023 Amount ($000)
Tax-Exempt Income	85,674	78,596
Ordinary Income*	66	—
Long-Term Capital Gains	—	—
Total	85,740	78,596
*	Includes short-term capital gains, if any.
As of November 30, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	2,571,950
Gross Unrealized Appreciation	55,118
Gross Unrealized Depreciation	(62,148)
Net Unrealized Appreciation (Depreciation)	(7,030)
F.	During the year ended November 30, 2024, the fund purchased $1,158,182,000 of investment securities and sold $987,143,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended November 30, 2024, such purchases were  $119,930,000 and sales were $64,520,000, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Year Ended November 30,
	2024		2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	93,624	8,207	78,214	7,043
Issued in Lieu of Cash Distributions	8,047	706	7,207	650
Redeemed	(79,508)	(6,989)	(70,967)	(6,407)
Net Increase (Decrease)—Investor Shares	22,163	1,924	14,454	1,286
Admiral Shares
Issued	346,683	30,411	440,533	39,907
Issued in Lieu of Cash Distributions	53,046	4,652	49,223	4,442
Redeemed	(263,821)	(23,166)	(410,044)	(37,244)
Net Increase (Decrease)—Admiral Shares	135,908	11,897	79,712	7,105
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Management has determined that no events or transactions occurred subsequent to November 30, 2024, that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard New Jersey Tax-Free Funds and Shareholders of Vanguard New Jersey Long-Term Tax-Exempt Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard New Jersey Long-Term Tax-Exempt Fund (the "Fund") as of November 30, 2024, the related statement of operations for the year ended November 30, 2024, the statement of changes in net assets for each of the two years in the period ended November 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended November 30, 2024 and the financial highlights for each of the five years in the period ended November 30, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
January 17, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
The fund designates 100% of its income dividends as exempt-interest dividends.
Q140 012025

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Not applicable.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In February 2024, a third-party service provider began performing security pricing services for the Registrant. There were no other changes in the Registrant’s internal control over financial reporting or in other factors that could significantly affect this control during the period covered by this report, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1)	Code of Ethics filed herewith.

(a)(2)	Certifications filed herewith.

(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD NEW JERSEY TAX-FREE FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: January 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW JERSEY TAX-FREE FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: January 21, 2025

VANGUARD NEW JERSEY TAX-FREE FUNDS

BY:	/s/ CHRISTINE BUCHANAN*

CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: January 21, 2025

* By:	/s/ John E. Schadl

John E. Schadl, pursuant to a Power of Attorney filed on December 20, 2024 (see File Number 33-49023) and a Power of Attorney filed on July 25, 2024 (see File Number 33-48863), each Incorporated by Reference.